Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt converted into Mobivity stock	$ 570,534
Debt conversion to common stock shares	370,534
Debt conversion to prepaid services	200,000
Recognized deferred revenue during period	0	164,738
Deferred revenue		35,262
CFO [Member]
Salary	160,000
Options issued per agreement	225,000
Bridge note	20,000
Note conversion into shares	16,918
Warrant to purchase shares of common stock	16,918
Warrant exercise price per share	$ 1.20
Option to purchase shares	417,326
Option exercise price	$ 1.80
CEO [Member]
Bridge note	$ 17,500
Note conversion into shares	14,708
Warrant to purchase shares of common stock	14,708
Warrant exercise price per share	$ 1.20
Option to purchase shares	1,251,979
Option exercise price	$ 1.80